Summary Prospectus May 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS RREEF GLOBAL REAL ESTATE SECURITIES FUND






CLASS/Ticker    A   RRGAX    C   RRGCX    INST   RRGIX    S   RRGTX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, C and INST) and (800) 728-3337
(S) or asking your financial advisor. The prospectus and SAI, both dated May 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 30) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C       INST          S
                                          ----------  ---------  ---------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price             5.75      None       None       None
-----------------------------------------     ----      --         --         --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00         None       None
-----------------------------------------    -----    ----         --         --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                      2.00    2.00       2.00       2.00
-----------------------------------------    -----    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                               A          C        INST           S
                                       ---------  ---------  ----------  ----------
Management fee                             0.99       0.99       0.99        0.99
--------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                               0.24       1.00      None        None
--------------------------------------     ----       ----      -----       -----
Other expenses                             0.35       0.41       0.23        0.61
--------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES       1.58       2.40       1.22        1.60
--------------------------------------     ----       ----      -----       -----
Less fee waiver/expense reimbursement      0.09       0.16       0.00        0.26
--------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES         1.49       2.24       1.22        1.34
--------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed, through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.49%, 2.24% and 1.34% for Class A, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 718     $ 327     $ 124     $ 136
--       -----     -----     -----     -----
3        1,037       733       387       480
--       -----     -----     -----     -----
5        1,378     1,266       670       846
--       -----     -----     -----     -----
10       2,338     2,724     1,477     1,878
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 718     $ 227     $ 124     $ 136
--       -----     -----     -----     -----
3        1,037       733       387       480
--       -----     -----     -----     -----
5        1,378     1,266       670       846
--       -----     -----     -----     -----
10       2,338     2,724     1,477     1,878
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 113%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts ("REITs"), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of the investment advisor or a subadvisor, at least 50% of its revenues or at least 50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate.


The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), can help the fund's assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and other derivatives, which prohibits leverage of the fund's assets by investing in a derivative instrument. In addition, the fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar transactions, in connection with its investments in securities of foreign companies.


MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:


TOP-DOWN RESEARCH. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.


BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.


DERIVATIVES. In addition to stock index futures contracts and derivatives related to its foreign investments, the fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management;
(iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


CONCENTRATION RISK - REAL ESTATE SECURITIES. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on



                                       2
                                    DWS RREEF Global Real Estate Securities Fund


                                                  SUMMARY PROSPECTUS May 1, 2012
rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2007       2008      2009     2010       2011
  -7.84      -48.64    36.71    17.16       -7.85




Best Quarter: 35.70%, Q2 2009         Worst Quarter: -32.67%, Q4 2008
Year-to-Date as of 3/31/2012: 12.44%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 6/30/06.



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                                    DWS RREEF Global Real Estate Securities Fund


                                                  SUMMARY PROSPECTUS May 1, 2012

                                  CLASS            1           5       SINCE
                              INCEPTION         YEAR       YEARS   INCEPTION
                            -----------  -----------  ----------  ----------
CLASS A before tax           7/3/2006        -13.15       -8.02       -3.59
---------------------------  --------       -------      ------      ------
  After tax on
  distributions                              -14.25       -9.55       -5.15
  After tax on distribu-
  tions and sale of fund
  shares                                      -8.56       -7.39       -3.80
--------------------------- --------        -------      ------      ------
CLASS C before tax           7/3/2006         -8.61       -7.72       -3.38
---------------------------  --------       -------      ------      ------
INST CLASS before tax        7/3/2006         -7.48       -6.58       -2.20
---------------------------  --------       -------      ------      ------
CLASS S before tax           7/3/2006         -7.45       -6.70       -2.31
---------------------------  --------       -------      ------      ------
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)                             -5.54       -2.37       0.37
--------------------------- --------        -------      ------      ------
FTSE EPRA/NAREIT
DEVELOPED INDEX
(reflects no deduction for
fees or expenses)            7/5/2006         -6.46       -5.93       -1.47
---------------------------  --------       -------      ------      ------

The Advisor believes the additional FTSE EPRA/NAREIT Developed Index represents the fund's overall investment process.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR
RREEF America L.L.C.


SUB-SUBADVISORS

Deutsche Alternatives Asset Management (Global) Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited.


PORTFOLIO MANAGER(S)

JOHN F. ROBERTSON, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 2006.


DANIEL EKINS, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


JOHN HAMMOND, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


WILLIAM LEUNG, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2006.


JERRY W. EHLINGER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


ROSS MCGLADE, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, C or Institutional Class shares:
                                        (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                    DWS RREEF Global Real Estate Securities Fund
                                      SUMMARY PROSPECTUS May 1, 2012 DRGRESF-SUM